GENERAL DESCRIPTION AND OPERATION OF THE PLAN (Details) - EBP 006	12 Months Ended
	Dec. 31, 2025 USD ($) note	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Vesting service period	2 years
Participant contributions, minimum contribution percentage of eligible pre-tax earnings	1.00%
Participant contributions, maximum contribution percentage of eligible pre-tax earnings	50.00%
Participants covered by the USW Master and Niagara Falls labor contracts, weekly contribution amount	$ 50
Participants covered by the USW Master and Niagara Falls labor contracts, weekly contributions, eligible period	24 months
Matching percentage	50.00%
Participant compensation matched, percentage	4.00%
Maximum participant investment in employer fund, percentage	10.00%
Dividends paid	$ 0
Forfeiture credits	9,101	$ 472
Minimum borrowing, amount	1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Maximum number of participant notes outstanding at any time | note	2
Basis spread on variable rate	1.00%
Participant loan, interest rate	7.75%	8.50%
Minimum
EBP, Description of Plan [Line Items]
Participants of the plan who never participated in The Goodyear Tire & Rubber Company 1950 Pension Plan and are covered, eligible contribution rate	5.25%
Participants of the Plan who had accrued benefits under the 1950 Pension Plan, annual retirement contribution amount	$ 1,700
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participants of the plan who never participated in The Goodyear Tire & Rubber Company 1950 Pension Plan and are covered, eligible contribution rate	6.50%
Participants of the Plan who had accrued benefits under the 1950 Pension Plan, annual retirement contribution amount	$ 10,838
Participant loan, interest rate	10.50%